Statements of Changes in Shareholder's Deficit - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]	Subscription Receivable - Sponsor [Member]	Retained Earnings [Member]	Total
Balance at Jan. 29, 2024			[1],[2],[3]
Balance, shares at Jan. 29, 2024	[1],[2],[3]
Founder shares issued to initial shareholder	[2],[4]	$ 288		24,712	(25,000)
Founder shares issued to initial shareholder, shares	[2],[4]	2,875,000
Net loss			[2],[4]			(6,599)	(6,599)
Balance at Mar. 31, 2024		$ 288	[2],[4]	24,712	(25,000)	(6,599)	(6,599)
Balance, shares at Mar. 31, 2024	[2],[4]	2,875,000
Balance at Jan. 29, 2024			[1],[2],[3]
Balance, shares at Jan. 29, 2024	[1],[2],[3]
Founder shares issued to initial shareholder	[1],[3]	$ 288		24,712	(25,000)
Founder shares issued to initial shareholder, shares	[1],[3]	2,875,000
Net loss			[1],[3]			(6,599)	(6,599)
Balance at Dec. 31, 2024		$ 288	[1],[2],[3]	24,712	(25,000)	(6,599)	(6,599)
Balance, shares at Dec. 31, 2024	[1],[2],[3]	2,875,000
Net loss			[2],[4]			(25,933)	(25,933)
Subscription receivable paid by sponsor			[2],[4]		25,000		25,000
Balance at Mar. 31, 2025		$ 288	[2],[4]	$ 24,712		$ (32,532)	$ (7,532)
Balance, shares at Mar. 31, 2025	[2],[4]	2,875,000

[1]	Gives retroactive effect to the cancellation of the Initial Share and issuance of the Founder Shares on March 28, 2025 (see Note 7).
[2]	Includes an aggregate of up to 375,000 ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 7).
[3]	Includes an aggregate of up to 375,000 ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 7).
[4]	Gives retroactive effect to the cancellation of the Initial Share and issuance of the Founder Shares on March 28, 2025 (see Note 7).